Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest-rate Swaps Designated as Cash Flow Hedges
Information related to the interest-rate swaps designated as cash flow hedges were as follows for the periods presented:

	December 31,
	2014	2013
	(Dollars in thousands)
Subordinated debentures:
Notional amount	$—	$5,000
Unrealized losses	—	(26)
Fixed interest rate payable	—%	5.54%
Variable interest rate receivable (Three month LIBOR plus 3.10%)	—	3.35
Maturity date	March 26, 2014
CDARS deposits:
Notional amount	$—	$10,250
Unrealized losses	—	(192)
Fixed interest rate payable	—%	3.19%
Variable interest rate receivable (One month LIBOR plus 0.55%)	—	0.71
Maturity date	October 9, 2014
FHLB Advance:
Notional amount	$5,000	$5,000
Unrealized losses	(109)	(253)
Fixed interest rate payable	3.54%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	0.47	0.46
Maturity date	September 20, 2015
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(434)	(710)
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.48	0.49
Maturity date	July 19, 2016

	December 31,
	2014	2013
	(Dollars in thousands)
Forward Starting:
FHLB advance:
Notional amount	$10,000	$—
Unrealized losses	(186)	—
Fixed interest rate payable	2.09%	—%
Variable interest rate receivable (One month LIBOR)	—	—
Start date	March 16, 2015
Maturity date	March 15, 2020
FHLB advance:
Notional amount	$10,000	$—
Unrealized losses	(197)	—
Fixed interest rate payable	2.23%	—%
Variable interest rate receivable (One month LIBOR)	—	—
Start date	June 15, 2015
Maturity date	June 15, 2020
FHLB advance:
Notional amount	$10,000	$—
Unrealized losses	(230)	—
Fixed interest rate payable	2.62%	—%
Variable interest rate receivable (One month LIBOR)	—	—
Start date	March 15, 2016
Maturity date	March 15, 2021

Net Gains (Losses) Recorded in Accumulated Other Comprehensive Income (Loss) and Income Relating to the Cash Flow Derivative
The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the consolidated statements of income relating to the cash flow derivative instruments for the periods presented:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Interest rate contracts:
Net amount of gain (loss):
Recognized in OCI (Effective Portion)	$17	$529
Reclassified from OCI to interest income	—	—
Recognized in other noninterest income (Ineffective Portion)	—	—

Cash Flow Hedges Included in Consolidated Balance Sheets
The following table reflects the cash flow hedges included in the consolidated balance sheets as of the dates indicated:

	December 31,
	2014		2013
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to:
Subordinated debentures	$—	$—	$(5,000)	$(26)
CDARS deposits	—	—	(10,250)	(192)
FHLB advances	(45,000)	(1,156)	(15,000)	(963)
Total included in other liabilities		$(1,156)		$(1,181)